UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     April 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $376,701 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11132   195316 SH       SOLE                   195316        0        0
ALTRIA GROUP INC               COM              02209S103      633     8570 SH       SOLE                     8570        0        0
AMERICAN INTL GROUP INC        COM              026874107      338     5083 SH       SOLE                     5083        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     8709   288673 SH       SOLE                   288673        0        0
APPLIED MATLS INC              COM              038222105     7970   414543 SH       SOLE                   414543        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     8597   195387 SH       SOLE                   195387        0        0
BANK OF AMERICA CORPORATION    COM              060505104      460     9099 SH       SOLE                     9099        0        0
BAXTER INTL INC                COM              071813109    13958   258605 SH       SOLE                   258605        0        0
BOSTON BEER INC                CL A             100557107      451    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104     1110    16871 SH       SOLE                    16871        0        0
BROADCOM CORP                  CL A             111320107      248     7668 SH       SOLE                     7668        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      307     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      343     8891 SH       SOLE                     8891        0        0
CAPITAL ONE FINL CORP          COM              14040H105      319     4317 SH       SOLE                     4317        0        0
CHEVRON CORP NEW               COM              166764100    10721   140070 SH       SOLE                   140070        0        0
CINTAS CORP                    COM              172908105     9188   247616 SH       SOLE                   247616        0        0
CISCO SYS INC                  COM              17275R102    11873   460389 SH       SOLE                   460389        0        0
CITIGROUP INC                  COM              172967101    10151   195972 SH       SOLE                   195972        0        0
COBIZ INC                      COM              190897108     1298    65206 SH       SOLE                    65206        0        0
COOPER INDS LTD                CL A             G24182100      273     6000 SH       SOLE                     6000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9818   181716 SH       SOLE                   181716        0        0
CVS CORP                       COM              126650100     8588   245320 SH       SOLE                   245320        0        0
DOLLAR TREE STORES INC         COM              256747106      553    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      218     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103      391     8662 SH       SOLE                     8662        0        0
EXXON MOBIL CORP               COM              30231G102    12914   168244 SH       SOLE                   168244        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      300     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    12875   368244 SH       SOLE                   368244        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      483     2334 SH       SOLE                     2334        0        0
HALLIBURTON CO                 COM              406216101     9132   281421 SH       SOLE                   281421        0        0
HEWLETT PACKARD CO             COM              428236103    12598   309341 SH       SOLE                   309341        0        0
HOME DEPOT INC                 COM              437076102     8425   221919 SH       SOLE                   221919        0        0
HONEYWELL INTL INC             COM              438516106    11823   254866 SH       SOLE                   254866        0        0
ILLINOIS TOOL WKS INC          COM              452308109      313     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      410    20051 SH       SOLE                    20051        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      262     2756 SH       SOLE                     2756        0        0
ISHARES TR                     S&P 500 INDEX    464287200      943     6540 SH       SOLE                     6540        0        0
JOHNSON & JOHNSON              COM              478160104      851    13775 SH       SOLE                    13775        0        0
JP MORGAN CHASE & CO           COM              46625H100    12114   246489 SH       SOLE                   246489        0        0
KIMBERLY CLARK CORP            COM              494368103    11348   163004 SH       SOLE                   163004        0        0
LAUDER ESTEE COS INC           CL A             518439104      378     7695 SH       SOLE                     7695        0        0
LEGG MASON INC                 COM              524901105    10508   111605 SH       SOLE                   111605        0        0
LEHMAN BROS HLDGS INC          COM              524908100    10051   140902 SH       SOLE                   140902        0        0
LINCOLN NATL CORP IND          COM              534187109    11504   170965 SH       SOLE                   170965        0        0
LIZ CLAIBORNE INC              COM              539320101    10464   237655 SH       SOLE                   237655        0        0
MERRILL LYNCH & CO INC         COM              590188108      583     6798 SH       SOLE                     6798        0        0
MICROSOFT CORP                 COM              594918104      441    15680 SH       SOLE                    15680        0        0
MOTOROLA INC                   COM              620076109     8385   479416 SH       SOLE                   479416        0        0
NORFOLK SOUTHERN CORP          COM              655844108      271     5233 SH       SOLE                     5233        0        0
NORTHROP GRUMMAN CORP          COM              666807102    11327   153105 SH       SOLE                   153105        0        0
OFFICE DEPOT INC               COM              676220106    10086   288239 SH       SOLE                   288239        0        0
PEPSICO INC                    COM              713448108     1314    20770 SH       SOLE                    20770        0        0
PFIZER INC                     COM              717081103     7904   303600 SH       SOLE                   303600        0        0
PRAXAIR INC                    COM              74005P104    10948   174638 SH       SOLE                   174638        0        0
PROCTER & GAMBLE CO            COM              742718109     1090    17301 SH       SOLE                    17301        0        0
QUALCOMM INC                   COM              747525103      299     7112 SH       SOLE                     7112        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      302     4702 SH       SOLE                     4702        0        0
SCHLUMBERGER LTD               COM              806857108      438     5995 SH       SOLE                     5995        0        0
SYSCO CORP                     COM              871829107      281     8320 SH       SOLE                     8320        0        0
TEMPLE INLAND INC              COM              879868107      240     4000 SH       SOLE                     4000        0        0
TEXAS INSTRS INC               COM              882508104     9766   317311 SH       SOLE                   317311        0        0
TIME WARNER INC                COM              887317105    11753   564346 SH       SOLE                   564346        0        0
TJX COS INC NEW                COM              872540109      200     7200 SH       SOLE                     7200        0        0
TYCO INTL LTD NEW              COM              902124106      260     8065 SH       SOLE                     8065        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      919    14343 SH       SOLE                    14343        0        0
US BANCORP DEL                 COM NEW          902973304      476    13813 SH       SOLE                    13813        0        0
V F CORP                       COM              918204108      721     8469 SH       SOLE                     8469        0        0
VULCAN MATLS CO                COM              929160109      286     2465 SH       SOLE                     2465        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      252     4691 SH       SOLE                     4691        0        0
WAL MART STORES INC            COM              931142103      244     5150 SH       SOLE                     5150        0        0
WALGREEN CO                    COM              931422109      259     5636 SH       SOLE                     5636        0        0
WATERS CORP                    COM              941848103    11360   190231 SH       SOLE                   190231        0        0
WELLS FARGO & CO NEW           COM              949746101    11324   331244 SH       SOLE                   331244        0        0
WYETH                          COM              983024100      472     8735 SH       SOLE                     8735        0        0
XILINX INC                     COM              983919101     6579   256269 SH       SOLE                   256269        0        0
ZIMMER HLDGS INC               COM              98956P102    12578   142621 SH       SOLE                   142621        0        0